Investment Adviser
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Board of Directors
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      Coopers & Lybrand L.L.P.
      Baltimore, MD

      The fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will always be able to maintain a stable net asset value of $1.00 per share.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                   -------------------------------------------
                            111 South Calvert Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (bullet) 539 (bullet) 0000

LMF-016

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997

                                   LEGG MASON
                                       TAX
                                     EXEMPT
                                   TRUST, INC.

                           Putting Your Future First

                               [LEGG MASON LOGO]
                                     FUNDS

To Our Shareholders,

     On June 30, 1997, the Legg Mason Tax Exempt Trust had $309 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 2.73% and its average weighted maturity is 40 days.

     The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

     We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                                         Sincerely,

                                                         /s/ John F. Curley, Jr.
                                                         -----------------------
                                                         John F. Curley, Jr.
                                                         Chairman

August 14, 1997

Statement of Net Assets
Legg Mason Tax Exempt Trust, Inc.
June 30, 1997  (Unaudited)
(Amounts in Thousands)

  Par                                      Rate              Value
-------------------------------------------------------------------
         Alabama -- 1.9%
         Montgomery Industrial
           Development Board
           (General Electric Project)
           Series 1990 VRDN
           (Aaa/P1, AAA/A1+)
$ 5,905      7/18/97 to 9/19/97        3.60 to 3.85%(A)     $ 5,905
                                                            -------
         Alaska -- 0.4%
         Valdez (City of) Marine
           Terminal Revenue Bonds
           (Exxon) VRDN
           (Aaa/P1, AAA/A1+)
  1,100      7/1/97                            4.00(A)        1,100
                                                            -------
         Arizona -- 2.4%
         Salt River Project
           Agricultural
           Improvement & Power
           District TECP (P1, A1+)
  7,500      8/8/97 to 9/18/97         3.60 to 3.80           7,500
                                                            -------

         Connecticut -- 2.9%
         Connecticut Health &
           Educational Facilities
           Authority (Yale University)
           Series L & S TECP VRDN
           (Aaa/VMIG1, AAA/A1+)
  9,000      8/11/97 to 9/11/97        3.70 to 3.75(A)        9,000
                                                            -------
         Florida -- 7.3%
         Gainesville (City of), Utilities
           System Series C TECP
           (P1, A1+)
  3,000      9/19/97                           3.75           3,000
         Jacksonville Electric
           Authority Series A & D-1
           TECP (P1, A1+)
  5,500      8/6/97 to 8/22/97         3.70 to 3.80           5,500
         Pinellas County Florida
           Health Facilities
           Authority (Bayfront
           Medical Center, Inc.
           Project) Refunding
           Revenue Bonds
           Series 1989 VRDN
           (Aaa/VMIG1, AAA/A1)
 2,700       7/2/97                            4.15(A)        2,700

  Par                                      Rate              Value
-------------------------------------------------------------------
         Florida -- Continued
         Putnam County
           Development Authority
           PCR Bonds (Seminole
           Electric Cooperative, Inc.)
           Series 1984 H-3 VRDN
           (Aa3, AA-/A1+)
$ 5,000      9/15/97                           3.55%(A)     $ 5,000
           Series 1984 H-1 &
           H-2 VRDN
           (Aa3, AA-/A1+)
  6,350      7/2/97                            4.20(A)        6,350
                                                            -------
                                                             22,550
                                                            -------
         Idaho -- 1.0%
         Idaho (State of) TANS
           Series 1996 (MIG1, SP1+)
  3,000     6/30/98                           4.63           3,021
                                                           -------
         Indiana -- 3.3%
         Mount Vernon (City of)
           PCR (General Electric
           Company Project)
           Series 1989 A VRDN
           (Aaa/P1, AAA/A1+)
  8,400      8/22/97 to 9/12/97                3.70(A)        8,400
         Rockport (City of)
           PCR Refunding Bonds
           (AEP Generating Company
           Project) Series 1995 A VRDN
           (AAA/A1)
  1,800      7/1/97                            4.05(A)        1,800
                                                            -------
                                                             10,200
                                                            -------
         Iowa -- 2.4%
         Louisa County PCR (Iowa-
           Illinois Gas & Electric
           Company Project) Series
           1986 A VRDN
           (A3/P1, A/A1)
  7,500      7/2/97                            4.20(A)        7,500
                                                            -------
         Kentucky -- 5.1%
         Jefferson (County of)
           PCR Bonds (Louisville
           Gas and Electric Company
           Project) Series 1993 A VRDN
           (Aa3/VMIG1, AA-/A1+)
  6,250      9/17/97 to 9/18/97        3.65 to 3.70(A)        6,250

  Par                                      Rate              Value
-------------------------------------------------------------------
         Kentucky -- Continued
         Kentucky Economic
           Development Finance
           Authority Hospital Revenue
           Bonds, Series 1997 (Baptist
           Healthcare System Obligated
           Group) VRDN (AA-/A1+)
$ 4,000      7/2/97                            4.10%(A)     $ 4,000
         Trimble (County of) PCR
           Bonds (Louisville Gas
           and Electric Company
           Project) Series 1992 A
           VRDN
           (Aa3/VMIG1, AA-/A1+)
  5,400      8/22/97 to 9/19/97        3.70 to 3.80(A)        5,400
                                                            -------
                                                             15,650
                                                            -------
         Louisiana -- 4.7%
         Ascension (Parish of)
           PCR Refunding (Shell Oil
           Company Project)
           Series 1993 VRDN
           (AAA/A1+)
  2,800      7/1/97                            4.05(A)        2,800
         Parish of East Baton Rouge,
           State of Louisiana Pollution
           Control Revenue Refunding
           Bonds (Exxon Project) 1993
           Series VRDN
           (Aaa/P1, AAA/A1+)
  1,900      7/1/97                            4.05(A)        1,900
         Lake Charles Harbor and
           Terminal District Port
           Facilities Revenue Bonds
           (Conoco Inc. Project)
           Series 1984 VRDN
           (Aa3/P1, AA-/A1+)
  7,800      7/1/97                            4.10(A)        7,800
         Saint Charles (Parish of)
           PCR Refunding Bonds
           (Shell Oil Company
           Project) Series 1992 B
           VRDN
           (Aa1/VMIG1, AAA/A1+)
  1,900      7/1/97                            4.00(A)        1,900
                                                            -------
                                                             14,400
                                                            -------

  Par                                      Rate              Value
-------------------------------------------------------------------
         Maryland -- 15.1%
         Anne Arundel County,
           Maryland General
           Obligation BANS Series B
           (Consolidated Water and
           Sewer Series) (P1, A1+)
$ 4,500      9/9/97                            3.70%        $ 4,500
         Baltimore County
           Consolidated Public
           Improvement BANS
           Series 1995 (P1, A1+)
 11,000      8/4/97 to 10/1/97         3.55 to 3.65          11,000
         Baltimore County,
           Maryland PCR
           Revenue Refunding
           Bonds (Baltimore Gas &
           Electric) Series 1985
           VRDN (A2/VMIG1, A/A1)
 14,000      8/5/97 to 10/1/97         3.60 to 3.80(A)       14,000
         Baltimore County, Maryland
           Revenue Bonds (The Sheppard
           and Enoch Pratt Hospital
           Facility) Series 1992 VRDN
           (Aa3/VMIG1)
  3,000      7/2/97                            4.15(A)        3,000
         County Commissioners of
           Charles County Consolidated
           Public Improvement
           Bonds 1997 (Aa3, AA-)
  1,000      2/1/98                            5.00           1,008
         Maryland Health & Higher
           Educational Facilities
           Authority (Pooled Loan
           Program Issue) Series
           1985 A & B VRDN
           (Aa3/VMIG1)
 13,200      7/2/97                            4.15(A)       13,200
                                                            -------
                                                             46,708
                                                            -------
         Massachusetts -- 2.0%
         Massachusetts Health &
           Educational Facilities
           Authority Revenue Bonds
           Harvard University Issue
           Series L VRDN
           (Aaa/VMIG1, AAA/A1+)
  6,050      8/21/97                           3.65(A)        6,050
                                                            -------

Legg Mason Tax Exempt Trust, Inc.

  Par                                      Rate              Value
-------------------------------------------------------------------
         Minnesota -- 3.9%
         Rochester (City of) Health
           Care Facilities Revenue
           Bonds (Mayo
           Foundation/Mayo
           Medical Center)
           Series 1992 A, B & C VRDN
           (AA+/A1+)
$12,200      8/12/97 to 9/10/97        3.75 to 3.80%(A)     $12,200
                                                            -------
         Michigan -- 1.5%
         Michigan State Housing
           Development Authority Rental
           Housing Revenue Bonds,
           Series 1997 B VRDN
           (Aaa/VMIG1, AAA/A1+)
  4,500      7/2/97                            4.15(A)        4,500
                                                            -------
         Missouri -- 0.6%
         Independence (City of) Water
           Utility Revenue Bonds Series
           1993 VRDN (VMIG1/Aa1)
  1,900      8/22/97                           3.80(A)        1,900
                                                            -------
         Mississippi -- 1.0%
         Jackson County Port Facility
           Refunding Bonds (Chevron
           USA, Inc. Project) Series 1993
           VRDN (Aa2/P1)
  3,100      7/1/97                            4.00(A)        3,100
                                                            -------
         Montana -- 2.1%
         Forsyth (City of) PCR
           (Portland General Electric
           Company Colstrip
           Project) VRDN
           Series 1983 D
           (Aa1/P1, AA+/A1+)
  3,000      7/2/97                            4.15(A)        3,000
           Series 1984 (Aa1/P1)
  3,400      7/2/97                            4.15(A)        3,400
                                                            -------
                                                              6,400
                                                            -------
         Nebraska -- 1.6%
         Omaha Public Power
           District TECP (P1, A1+)
  4,800      8/27/97 to 9/17/97        3.60 to 3.75           4,800
                                                            -------

  Par                                      Rate              Value
-------------------------------------------------------------------
         North Carolina -- 4.2%
         Winston-Salem (City of)
           Water & Sewer Revenue
           Bonds VRDN
           (Aa/VMIG1, AA/A1+)
$ 5,300      8/8/97 to 9/12/97         3.70 to 3.80%(A)     $ 5,300
           Series 1994 VRDN
           (Aa/VMIG1, AA+/A1+)
  7,800      7/2/97                            4.20(A)        7,800
                                                            -------
                                                             13,100
                                                            -------
         Oregon -- 0.8%
         Port St. Helens, Oregon PCR
           (General Electric)
           Series 1985 B VRDN
           (Aa3/VMIG1, AA-/A1+)
  2,600      7/1/97                            4.05(A)        2,600
                                                            -------
         Pennsylvania -- 8.5%
         Allegheny County Hospital
           Development Authority
           (Presbyterian Hospital)
           Series A, C, & D VRDN
           (Aaa/VMIG1, AAA/A1)
  7,400      7/3/97                            4.20(A)        7,400
           Series B2 VRDN
           (A1/VMIG1)
  4,800      7/3/97                            4.20(A)        4,800
         Pennsylvania Higher
           Educational Facilities
           Authority Carnegie
           Mellon University
           Series 1995 A, B, C & D VRDN
           (AA-/A1+)
 14,000      7/1/97                            4.15(A)       14,000
                                                            -------
                                                             26,200
                                                            -------
         South Carolina -- 3.6%
         Berkeley County, South
           Carolina (Amoco Chemical
           Company Project) Pollution
           Control Revenue Refunding
           Bonds, Series 1994 VRDN
           (Aa1/VMIG1, AAA/A1+)
  1,800      7/1/97                            4.00(A)        1,800
         South Carolina Public
           Service TECP (P1, A1)
  9,295      8/22/97 to 9/26/97        3.70 to 3.80           9,295
                                                            -------
                                                             11,095
                                                            -------

  Par                                      Rate              Value
-------------------------------------------------------------------
         Tennessee -- 1.6%
         State of Tennessee General
           Obligation BANS Series
           1997 A VRDN
           (MIG1/VMIG1, SP-1+/A1+)
$ 5,000      7/2/97                            4.25%(A)     $ 5,000
                                                            -------
         Texas -- 11.9%
         Capital Industrial Development
           Corporation PCR Bonds
           (Motorola, Inc. Project)
           Series 1984 VRDN
           (AA/A1+)
  3,100      7/2/97                            4.00(A)        3,100
         Harris County, Texas
           Health Facilities
           Development Corp.
           Hospital Revenue Bonds
           (Memorial Hospital
           System Project)
           Series 1997 B VRDN
           (VMIG1, A1+)
 11,800      7/2/97                            4.15(A)       11,800
         Harris County, Texas
           Health Facilities
           Development Corp.
           Hospital Revenue Bonds
           (The Methodist Hospital)
           Series 1994 VRDN
           (AA/A1+)
  1,100      7/1/97                            4.15(A)        1,100
         Harris County, Texas
           Health Facilities
           Development Corp.
           Hospital Revenue
           Bonds (St. Luke's
           Episcopal Hospital Project)
           Series 1992 A VRDN
           (AA/A1+)
  4,700      7/1/97                            4.15(A)        4,700
         Harris County, Texas
           Health Facilities
           Development Corp.
           Medical Facilities
           Revenue Bonds (Baylor
           College of Medicine Project)
           Series 1997 VRDN (AA+/A1+)
 12,000      7/2/97                            4.15(A)       12,000


  Par                                      Rate              Value
-------------------------------------------------------------------
         Texas -- Continued
         Harris County Industrial
           Development Corp.
           Pollution Control Revenue
           Bonds (Exxon Project)
           1984-A Series VRDN
           (Aaa, AAA/A1+)
$   600      7/1/97                            4.05%(A)     $   600
         Houston (City of)
           TRANS Series 1995
           (MIG1, SP-1+)
  3,000      6/30/98                           4.50           3,019
         Southwest Higher Education
           Authority, Incorporated,
           Higher Education Revenue
           Bonds (Southern Methodist
           University Project) Refunding
           Series 1985 VRDN
           (Aa1/VMIG1)
    200      7/1/97                            4.10(A)          200
         Texas (State of)
           TRANS Series 1996 A
           (MIG1, SP1+)
    330      8/29/97                           4.75             330
                                                            -------
                                                             36,849
                                                            -------
         Utah -- N.M.
         Emery County PCR Refunding
           Bonds (PacifiCorp Project)
           Series 1994 VRDN
           (Aaa/VMIG1, AAA/A1+)
    100      7/1/97                            4.10(A)          100
                                                            -------
         Washington -- 6.5%
         Washington (State of)
           Adjustable Rate GO
           Series VR - 96B
           (Aa/VMIG1, AA/A1+)
 12,000      7/2/97                            4.10(A)       12,000
         Washington State Housing
           Finance Committee
           Series 1988 B VRDN
           (AAA/A1+)
  8,080      7/2/97                            4.25(A)        8,080
                                                            -------
                                                             20,080
                                                            -------

Legg Mason Tax Exempt Trust, Inc.

  Par                                      Rate              Value
-------------------------------------------------------------------
         Wisconsin -- 5.2%
         Carlton (Town of) PCR
           Refunding Bonds
           Series 1991 C
           (Wisconsin Power and
           Light Company
           Projects) VRDN
           (Aa2/VMIG1, AA/A1+)
$ 1,000      7/1/97                            4.25%(A)     $ 1,000
           Series B & C
           (Aa2/P1, AA/A1+)
  2,075      7/1/97                            4.25(A)        2,075
         Oak Creek (City of) PCR
           Series 1986 (Wisconsin
           Electric Power Company
           Project) VRDN
           (Aa3/P1, AA)
  5,000      7/2/97                            4.15(A)        5,000
         Wisconsin (State of)
           Operating Notes
           Series 1997 (MIG1, SP1+)
  5,000      6/15/98                           4.50           5,030
         Wisconsin (State of)
           General Obligation
           Commercial Paper Notes
           1997, Series A
           (MIG1, SP-1+)
  3,000      8/19/97                           3.65           3,000
                                                            -------
                                                             16,105
                                                            -------

  Par                                      Rate              Value
-------------------------------------------------------------------
         Wyoming -- 1.4%
         Lincoln County PCR Bonds
           (PacifiCorp Project)
           Series A, B, C &D VRDN
           (Aaa/P1, AAA/A1+)
$ 2,900      7/1/97                            4.10%(A)    $  2,900
         Sublette County PCR Bonds
           (Exxon Project)
           Series 1984 VRDN
           (Aaa/P1, AAA/A1+)
  1,500      7/1/97                            4.00(A)        1,500
                                                           --------
                                                              4,400
                                                           --------
         Total Investments, at
           amortized cost and
           value -- 102.9%                                  318,013(B)
         Other Assets Less
           Liabilities-- (2.9)%                              (9,037)
                                                           --------
         NET ASSETS APPLICABLE TO
         309,004 SHARES
         OUTSTANDING-- 100.0%                              $308,976
                                                           ========
         NET ASSET VALUE PER
         SHARE                                                $1.00
                                                              =====

-------------------------------------------------------------------
(A) The rate shown is the rate as of June 30, 1997 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

(B) Also represents cost for federal income tax purposes.

N.M. Not meaningful

A guide to abbreviations appears on the next page.

See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.

Investment Abbreviations:

      BANS        Bond Anticipation Notes
      GO          General Obligation
      IDA         Industrial Development Authority
      PCR         Pollution Control Revenue
      TANS        Tax Anticipation Notes
      TECP        Tax-Exempt Commercial Paper
      TRANS       Tax and Revenue Anticipation Notes
      VRDN        Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

      Municipal Notes
           MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).
           SP1 and SP2: The two highest municipal note ratings assigned by Standard & Poor's Ratings Group. A plus (+) sign may be added to the SP1 rating to indicate that an issue possesses very strong credit characteristics.

      Commercial Paper
           P1 and P2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.
           A1 and A2: The two highest commercial paper ratings assigned by Standard & Poor's Ratings Group. A plus (+) sign designates issues possessing very strong credit characteristics.

      Municipal Bonds
           Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2, and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's Ratings Group. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.
           The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 1997. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of Portfolio:

                          June 30, 1997
-----------------------------------------------------------
                                       Percentage of
Maturity Period       Amount/Par         Portfolio
-----------------------------------------------------------
                        (000)                  (cum)
    1-7 days          $177,605          55.8%   55.8%
   8-30 days             3,305           1.0    56.8
  31-45 days            29,500           9.3    66.1
  46-90 days            91,525          28.8    94.9
Over 90 days            16,078           5.1   100.0
                      --------         -----
                      $318,013         100.0%
                      ========         =====

      Average Weighted Maturity -- 34 days

Statement of Operations
Legg Mason Tax Exempt Trust, Inc.
For the Six Months Ended June 30, 1997  (Unaudited)
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------
Investment Income:
        Interest                                                                            $5,366

Expenses:
        Management fee                                                   $746
        Distribution and service fees                                     142
        Transfer agent and shareholder servicing expense                   67
        Custodian fee                                                      50
        Registration fee                                                   39
        Legal and audit fees                                               27
        Reports to shareholders                                            14
        Directors' fees                                                     6
        Other expenses                                                      6
                                                                        -----
                                                                        1,097
          Less compensating balance credits                               (12)
                                                                        -----
          Total expenses, net of compensating balance credits                                1,085
                                                                                            ------
      NET INVESTMENT INCOME                                                                 $4,281
                                                                                            ======


                         -----------------------------------------------------


Statement of Changes in Net Assets
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands)

                                                                      For the Six            For the
                                                                     Months Ended          Year Ended
                                                                     June 30, 1997      December 31, 1996
---------------------------------------------------------------------------------------------------------
                                                                      (Unaudited)
Change in Net Assets:
      Net investment income                                            $  4,281              $  7,746
      Distributions to shareholders from net investment income           (4,281)               (7,746)
      Change in net assets from Fund share transactions                  30,484                53,836
                                                                       --------              --------
      Change in net assets                                               30,484                53,836

Net Assets:
      Beginning of period                                               278,492               224,656
---------------------------------------------------------------------------------------------------------
      End of period                                                    $308,976              $278,492
                                                                       ========              ========

      See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.

     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                    For the Six                For the Years Ended December 31,
                                                   Months Ended      -----------------------------------------------------
                                                   June 30, 1997     1996       1995         1994        1993       1992
     ---------------------------------------------------------------------------------------------------------------------
                                                  (Unaudited)
Per Share Operating Performance:

      Net asset value, beginning of period            $1.00         $1.00       $1.00        $1.00       $1.00      $1.00
                                                 -------------------------------------------------------------------------
      Net investment income                           .0141         .0282       .0313        .0223       .0174      .0231
      Dividends paid from net investment
        income                                       (.0141)       (.0282)     (.0313)      (.0223)     (.0174)    (.0231)
                                                 -------------------------------------------------------------------------
      Net asset value, end of period                  $1.00         $1.00       $1.00        $1.00       $1.00      $1.00
                                                 =========================================================================
      Total return                                     2.90%(C)      2.85%       3.17%        2.25%       1.75%      2.34%


Ratios/Supplemental Data:
      Ratios to average net assets:

        Total expenses(A)                               .74%(C)       .64%        .66%          --          --         --
        Net expenses(B)                                 .73%(C)       .64%        .65%         .65%        .69%       .73%
        Net investment income                          2.87%(C)      2.82%       3.14%        2.23%       1.74%      2.33%

      Net assets, end of period (in thousands)     $308,976      $278,492    $224,656     $222,490    $237,611   $170,046

      (A) Pursuant to Securities Exchange Commission regulations effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, the credits were included in the ratio.
      (B) This ratio reflects expenses net of compensating balance credits.
      (C) Annualized

        See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands)  (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:
           The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Security Valuation
           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Dividends to Shareholders
           Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At June 30, 1997, dividends payable of $383 were accrued.

      Security Transactions
           Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. At June 30, 1997, $11,070 was payable for securities purchased but not yet received.

      Compensating Balance Credits
           The Fund has an arrangement with its custodian bank whereby a portion of the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $26 which expire from 2000 through 2002.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Fund Share Transactions:
           The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At June 30, 1997, paid in capital aggregated $309,004. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                            For the Six       For the
                           Months Ended      Year Ended
                           June 30, 1997  December 31, 1996

      -----------------------------------------------------
                            (Unaudited)

      Shares sold           $ 518,612        $1,008,112
      Shares reinvested         3,791             7,565
      Shares repurchased     (491,919)         (961,841)
      -----------------------------------------------------
      Net change            $  30,484          $ 53,836
      =====================================================

3. Transactions with Affiliates:
           Legg Mason Fund Adviser, Inc. ("Adviser"), an affiliate of Legg Mason Wood Walker, Incorporated, serves as the Fund's investment adviser and is responsible for the investment management of the Fund's assets. As compensation for its advisory services, the Fund pays the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $127 were payable to the Adviser at June 30, 1997.
           Effective January 10, 1997, Tax Exempt Trust began compensating Legg Mason for distribution costs and services at an annual rate equal to 0.10% of its average daily net assets. Legg Mason has agreed to limit such fees paid by the Fund to 0.10% for the next two years. If this voluntary limit is not extended beyond January 10, 1999, Tax Exempt Trust may pay Legg Mason a fee for its distribution services in an amount not to exceed an annual rate of 0.15% of the Fund's average daily net assets. Distribution and service fees of $25 were payable to the distributor at June 30, 1997.
           Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $20 by the transfer agent for the year ended June 30, 1997.

                           Legg Mason Family of Funds

Equity Funds

LEGG MASON BALANCED TRUST
Growth and Income--An equity mutual fund which seeks long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk.

LEGG MASON TOTAL RETURN TRUST
Growth and Income--An equity mutual fund with investment objectives of capital appreciation and current income.

LEGG MASON AMERICAN LEADING COMPANIES TRUST
Growth--A large capitalization equity mutual fund which seeks long-term capital appreciation and current income consistent with prudent investment management.

LEGG MASON VALUE TRUST
Growth--An equity mutual fund which seeks long-term growth of capital using the "Value Approach" to investing.

LEGG MASON SPECIAL INVESTMENT TRUST
Aggressive Growth--An equity mutual fund which seeks capital appreciation. It invests principally in securities of companies that are involved in restructurings or other special situations, or are out of favor with, or not closely followed by the market.

Global Funds*

LEGG MASON EMERGING MARKETS TRUST
Aggressive Growth--A mutual fund which is designed for investors seeking long-term growth possibilities available in emerging markets.

LEGG MASON INTERNATIONAL EQUITY TRUST
Aggressive Growth--A diversified, professionally managed portfolio seeking maximum long-term total return by investing primarily in common stocks of companies located outside the United States.

LEGG MASON GLOBAL GOVERNMENT TRUST
Growth and Income--A global bond fund which seeks to provide a competitive total return by investing primarily in a global portfolio of high quality debt securities of U.S. and foreign governments, their agencies and instrumentalities, denominated in various currencies.

Taxable Bond Funds

LEGG MASON U.S. GOVERNMENT INTERMEDIATE-TERM PORTFOLIO
Conservative Income--A mutual fund which seeks to achieve high current income consistent with prudent investment risk and liquidity needs.

LEGG MASON INVESTMENT GRADE INCOME PORTFOLIO
Income--A mutual fund which seeks to provide investors with a high level of current income through a diversified portfolio of debt instruments.

LEGG MASON HIGH YIELD PORTFOLIO
Growth and Income--A fund which seeks to provide high current income, and as a secondary objective, seeks capital appreciation. Under normal circumstances, the Fund will invest a majority of its total assets in high yield fixed income securities commonly known as "junk" bonds. The Fund may invest up to 25% of total assets in foreign securities.

Tax-Free Bond Funds(dagger)

LEGG MASON TAX-FREE INTERMEDIATE-TERM INCOME TRUST
Tax-Free Income--A fund which seeks a high level of current income exempt from federal income tax consistent with prudent investment risk.

LEGG MASON MARYLAND TAX-FREE INCOME TRUST
Tax-Free Income--A fund whose objective is a high level of current income exempt from federal, Maryland state, and local income taxes.

LEGG MASON PENNSYLVANIA TAX-FREE INCOME TRUST
Tax-Free Income--A fund which seeks a high level of current income exempt from federal income tax and Pennsylvania personal income tax.

Money Market Funds(dagger)(dagger)

LEGG MASON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
A professionally managed portfolio seeking high current income consistent with liquidity and conservation of principal.

LEGG MASON CASH RESERVE TRUST
A diversified management investment company investing in money market instruments to achieve stability of principal and current income consistent with stability of principal.

LEGG MASON TAX EXEMPT TRUST
A money market fund seeking to produce high current income exempt from federal income tax, to preserve capital and to maintain liquidity.

              * Investment in foreign securities involves increased risks, such as currency rate fluctuations, foreign taxation and political changes.
       (dagger) Income produced from the tax-free funds may be subject to state and local taxes. Long-term capital gain distributions generally are taxable. A portion of each Fund's dividends may be subject to the federal alternative minimum tax.
(dagger dagger) An investment in any of these Funds is neither insured nor guaranteed by the U.S. Government and there can be no guarantee that these Funds will maintain a stable $1 share price.

For a prospectus containing more complete information, including charges and expenses on any of the Legg Mason funds, call 1-800-577-8589. Please read the prospectus carefully before investing or sending money.